Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2011
Registrant Name	dei_EntityRegistrantName	ROCHDALE INVESTMENT TRUST
Central Index Key	dei_EntityCentralIndexKey	0001057120
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 20, 2012
Document Effective Date	dei_DocumentEffectiveDate	Apr. 13, 2012
Rochdale Large Growth Portfolio (Prospectus Summary) | Rochdale Large Growth Portfolio | Rochdale Large Growth Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RIMGX
Rochdale Large Value Portfolio (Prospectus Summary) | Rochdale Large Value Portfolio | Rochdale Large Value Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RIMVX
Rochdale Dividend & Income Portfolio (Prospectus Summary) | Rochdale Dividend & Income Portfolio | Rochdale Dividend & Income Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RIMHX
Rochdale Intermediate Fixed Income Portfolio (Prospectus Summary) | Rochdale Intermediate Fixed Income Portfolio | Rochdale Intermediate Fixed Income Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RIMCX
Rochdale Fixed Income Opportunities Portfolio (Prospectus Summary) | Rochdale Fixed Income Opportunities Portfolio | Rochdale Fixed Income Opportunities Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RIMOX
Rochdale Emerging Markets Portfolio (Prospectus Summary) | Rochdale Emerging Markets Portfolio | Rochdale Emerging Markets Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RIMIX